DEFERRED TAX ASSETS AND LIABILITIES (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	¥ 19,470	¥ 14,639
Liabilities	(10,805)	(15,086)
Receivables and inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	381	87
Accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	1,925	391
Cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	165	27
Liabilities	(50)	(242)
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	14,150	11,264
Liabilities	(9,928)	(14,615)
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	2,325	2,477
Available-for-sale securities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	117
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	227	260
Liabilities	(563)
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	180	133
Liabilities	¥ (264)	¥ (229)